Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 7.	Inventories

As of December 31, 2013 and 2014, inventories consisted of the following:

	December 31,
	2013	2014
	(in thousands)

Finished goods	$53,957	54,302
Work in process	70,388	71,086
Raw materials	52,994	40,689
Supplies	60	28
	$177,399	166,105

Inventory write-downs were $12,418 thousand, $10,759 thousand and $8,198 thousand for the years ended December 31, 2012, 2013 and 2014, respectively, and are included in cost of revenues.